Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value [Table Text Block]
The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014 and 2013:

	As of December 31, 2014
Description	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$15,736,350	$-	$-	$15,736,350

Total investment in money market funds	$15,736,350	$-	$-	$15,736,350

Liabilities
Embedded conversion options	$-	$-	$4,362,225	$4,362,225
Stock purchase warrants	-	-	25,484,596	25,484,596

Total derivative liabilities	$-	$-	$29,846,821	$29,846,821

	As of December 31, 2013
	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$2,303,556	$-	$-	$2,303,556

Total investment in money market funds	$2,303,556	$-	$-	$2,303,556

Liabilities
Embedded conversion options	$-	$-	$1,515,540	$1,515,540
Stock purchase warrants	-	-	1,733,055	1,733,055

Total derivative liabilities	$-	$-	$3,248,595	$3,248,595

Fair Value, Measurement Inputs, Disclosure [Table Text Block]
The following tables set forth a summary of changes in the fair value of Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2014 and 2013:

	Balance at		Modification	Effect of			Balance at
	January 1,	Established in	of Convertible	Conversion to	Change in	Reclass to	December 31,
Description	2014	2014	Debt Agreement	Common Stock	Fair Value	Equity (1)	2014
Derivative liabilities:
Embedded conversion options	$1,515,540	$8,825,935	$-	$(1,932,693)	$(4,046,557)	$-	$4,362,225
Stock purchase warrants	1,733,055	29,137,682	-	-	(4,054,365)	(1,331,776)	25,484,596

	Balance at		Modification				Balance at
	January 1,	Established in	of Convertible	Conversion to	Change in	Reclass to	December 31,
Description	2013	2013	Debt Agreement	Common Stock	Fair Value	Equity	2013
Derivative liabilities:
Embedded conversion options	$780,960	$965,484	$250,361	$(393,948)	$90,839	$(178,156)	$1,515,540
Stock purchase warrants	-	1,353,842	-	-	379,213	-	1,733,055

(1) Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.

Schedule of Impaired Intangible Assets [Table Text Block]
The following table represents the fair value hierarchy for our non-financial assets that were measured during 2014 (we did not remeasure any of our non-financial assets during 2013):

	Level 1	Level 2	Level 3	Total
Intangible assets
Intangible assets - IPR&D	$—	$—	$25,926,000	$25,926,000
Intangible assets - Trademarks	—	—	706,229	706,229
Total	$—	$—	$26,632,229	$26,632,229